Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	₨ 561,097.4	$ 7,403.1	₨ 528,763.9
Gross amount recognized as set off in the balance sheet, Financial assets	(15,725.3)	(207.5)	(23,846.6)
Net amount presented in the balance sheet, Financial assets	545,372.1	7,195.6	504,917.3
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(28,168.9)	(371.7)	(36,793.4)
Net amount after offsetting, Financial assets	517,203.2	6,823.9	468,123.9
Gross amount recognized, Financial liabilities	856,569.7	11,301.5	941,561.1
Gross amount recognized as set off in the balance sheet, Financial liabilities	(15,725.3)	(207.5)	(23,846.6)
Gross amount recognized as set off in the balance sheet, Financial liabilities	840,844.4	11,094.0	917,714.5
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(28,168.9)	(371.7)	(36,793.4)
Net amount after offsetting, Financial liabilities	812,675.5	$ 10,722.3	880,921.1
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	39,360.8		61,126.4
Net amount presented in the balance sheet, Financial assets	39,360.8		61,126.4
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(28,168.9)		(36,793.4)
Net amount after offsetting, Financial assets	11,191.9		24,333.0
Gross amount recognized, Financial liabilities	78,589.6		44,796.1
Gross amount recognized as set off in the balance sheet, Financial liabilities	78,589.6		44,796.1
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(28,168.9)		(36,793.4)
Net amount after offsetting, Financial liabilities	50,420.7		8,002.7
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	124,437.6		128,821.6
Gross amount recognized as set off in the balance sheet, Financial assets	(16.4)		(2,030.8)
Net amount presented in the balance sheet, Financial assets	124,421.2		126,790.8
Net amount after offsetting, Financial assets	124,421.2		126,790.8
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	397,299.0		338,815.9
Gross amount recognized as set off in the balance sheet, Financial assets	(15,708.9)		(21,815.8)
Net amount presented in the balance sheet, Financial assets	381,590.1		317,000.1
Net amount after offsetting, Financial assets	381,590.1		317,000.1
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	649,469.2		741,770.4
Gross amount recognized as set off in the balance sheet, Financial liabilities	(16.4)		(2,030.8)
Gross amount recognized as set off in the balance sheet, Financial liabilities	649,452.8		739,739.6
Net amount after offsetting, Financial liabilities	649,452.8		739,739.6
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	128,510.9		154,994.6
Gross amount recognized as set off in the balance sheet, Financial liabilities	(15,708.9)		(21,815.8)
Gross amount recognized as set off in the balance sheet, Financial liabilities	112,802.0		133,178.8
Net amount after offsetting, Financial liabilities	₨ 112,802.0		₨ 133,178.8